Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Disclosures:
Capitalized interest		$ 0	$ 0	$ 3
Cash paid during the period for interest (net of capitalized interest of none during 2022 and 2021, and $3 during 2020)		248	197	120
Cash paid during the period for income taxes, net of refunds		0	(10)	29
Cash received for operating lease incentives — tenant improvement allowances		162	404	1,332
Cash received for operating lease incentives — broker commissions		3	1	18
Other non-cash operating expenses:
Non-cash transaction with principal shareholder		0	428	0
Loss on extinguishment of debt		0	0	77
Cash paid to settle employee stock awards		0	0	(3)
Issuance of stock for services rendered, net of forfeitures		0	(2)	8
Provision for allowance for doubtful accounts		4	15	67
(Income) loss from equity method and other investments		17	18	45
Distribution of income from equity method and other investments		47	3	4
Change in fair value of financial instruments	[1]	(11)	343	(820)
Other non-cash operating expenses		57	805	(622)
Other investing:
Change in security deposits with landlords		1	3	0
Contributions to investments		(8)	(27)	(99)
Distributions from investments		18	0	0
Cash used for acquisitions, net of cash acquired		(9)	0	0
Deconsolidation of cash of ChinaCo, net of cash received		0	0	(54)
Proceeds from repayment of notes receivable		0	3	0
Other investing		2	(21)	(153)
Other financing:
Principal payments for property and equipment acquired under finance leases		(8)	(5)	(4)
Debt and equity issuance costs		(33)	(12)	(12)
Proceeds from exercise of stock options and warrants		5	17	0
Taxes paid on withholding shares		(2)	(32)	0
Payments for contingent consideration and holdback of acquisition proceeds		(1)	(2)	(40)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds		5	12	1
Other financing		(34)	(22)	(55)
Supplemental Disclosure of Non-cash Investing & Financing Activities:
Property and equipment included in accounts payable and accrued expenses		78	75	198
Conversion of related party liabilities to Preferred Stock		0	712	0
Non-cash transaction with principal shareholder		0	428	0
Warrants issued as debt issuance costs		0	102	0
Decrease in consolidated total assets resulting from the deconsolidation of ChinaCo (excluding amounts that previously eliminated in consolidation)		0	0	1,764
Decrease in consolidated total liabilities resulting from the deconsolidation of ChinaCo (excluding amounts that previously eliminated in consolidation)		0	0	1,984
Issuance of stock in connection with acquisitions		4	0	0
Additional ASC 842 Supplemental Disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities		2,210	2,251	2,290
Cash paid for interest relating to finance leases in operating activities		4	4	5
Cash paid for principal relating to finance leases in financing activities		8	5	4
Right-of-use assets obtained in exchange for finance lease obligations		0	0	1
Right-of-use assets obtained in exchange for operating lease obligations, net of modifications and terminations		$ (1,049)	$ (1,492)	$ (107)

[1]	See Note 27 for disclosure of related party amounts.